Quarterly Report
September 30, 2021
MFS®  Income Portfolio
MFS® Variable Insurance Trust II
SIS-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 84.1%
Aerospace & Defense – 0.8%
Boeing Co., 2.196%, 2/04/2026	$202,000	$203,489
Boeing Co., 2.95%, 2/01/2030	43,000	43,843
Boeing Co., 5.705%, 5/01/2040	34,000	43,206
Boeing Co., 5.805%, 5/01/2050	33,000	43,988
		$334,526
Asset-Backed & Securitized – 23.0%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 3.134% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	$250,000	$245,736
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 1.775% (LIBOR - 3mo. + 1.65%), 7/25/2027 (n)	250,000	250,070
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.233% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	260,000	260,081
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.583% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	244,000	244,076
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 2.614% (LIBOR - 1mo. + 2.45%), 2/15/2035 (n)	232,000	232,145
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 3.033% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	100,000	100,188
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 2.285% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	100,000	99,938
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.814% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	271,000	267,755
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 1.384% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	250,000	249,508
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.783% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	248,157	247,044
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 2.433% (LIBOR - 1mo. + 2.35%), 3/15/2036 (n)	280,000	279,302
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.464% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	265,000	264,683
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.685% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	81,688	89,360
BSPRT Issuer Ltd., 2019-FL5, “C”, FLR, 2.083% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	245,000	243,784
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	77,209	78,210
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	110,227	113,592
CHCP 2021-FL1 Ltd., “C”, FLR, 2.264% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	100,000	100,031
CLNC Ltd., 2019-FL1, “C”, FLR, 2.564% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	265,000	264,105
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	134,719	143,884
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	61,262	60,054
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	377,367
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	686,262	7
Cutwater Ltd., 2015-1A, “BR”, FLR, 1.926% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	250,000	247,274
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	123,000	125,153
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	40,000	40,509
Flagship CLO, 2014-8A, “BRR”, FLR, 1.526% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	155,955	156,013
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	261,722	279,612
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 1.334% (LIBOR - 1mo. + 1.25%), 3/17/2037 (n)	129,981	130,151
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.934% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	59,563	59,572
KKR Real Estate Financial Trust, Inc., 2021-FL2, “D”, FLR, 2.284% (LIBOR - 1mo. + 2.2%), 2/15/2039 (n)	163,000	163,000
LCCM 2021-FL2 Trust, “C”, FLR, 2.233% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	100,000	99,969
Lehman Brothers Commercial Conduit Mortgage Trust, 1.093%, 2/18/2030 (i)	2,531	0
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.633% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	260,000	258,700
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.033% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	219,150	218,327
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.533% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	209,000	204,807
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.576% (LIBOR - 3mo. + 2.45%), 10/15/2028	250,000	249,967
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 2.514% (LIBOR - 1mo. + 2.35%), 12/25/2034 (n)	259,000	259,000
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “B”, FLR, 2.914% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	250,000	252,499
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	187,518	204,918
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 1.976% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	250,000	250,014
Oaktree CLO Ltd., 2019-1A, “CR”, FLR, 2.488% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	263,644	263,646
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.03% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	250,000	245,269
Parallel Ltd., 2015-1A, “DR”, FLR, 2.684% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	250,000	250,698
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 2.18% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	250,000	250,090
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	49,098	49,825
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	251,247	276,417
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	171,003
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	197,844	209,149
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	15,610	15,632

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Voya CLO Ltd., 2012-4A, “C1R3”, FLR, 3.391% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	$250,000	$248,877
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	167,746	181,042
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.826% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	250,000	250,377
		$9,822,430
Automotive – 0.7%
Hyundai Capital America, 6.375%, 4/08/2030 (n)	$250,000	$321,028
Broadcasting – 0.2%
Discovery, Inc., 4.65%, 5/15/2050	$95,000	$110,091
Brokerage & Asset Managers – 1.2%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$217,000	$248,253
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	101,000	99,891
Raymond James Financial, 4.65%, 4/01/2030	134,000	159,088
		$507,232
Business Services – 0.6%
Global Payments, Inc., 2.9%, 5/15/2030	$120,000	$123,813
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)	35,000	37,991
RELX Capital, Inc., 3%, 5/22/2030	76,000	80,682
		$242,486
Cable TV – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	$176,000	$175,309
Time Warner Cable, Inc., 4.5%, 9/15/2042	77,000	84,264
		$259,573
Chemicals – 0.5%
Sasol Financing (USA) LLC, 4.375%, 9/18/2026	$200,000	$202,910
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$149,000	$180,114
Conglomerates – 0.8%
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	$304,000	$349,874
Consumer Services – 0.8%
Expedia Group, Inc., 3.25%, 2/15/2030	$175,000	$180,986
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	46,000	38,734
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	132,000	90,183
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	46,000	27,929
		$337,832
Electronics – 0.8%
Broadcom, Inc., 4.3%, 11/15/2032	$96,000	$107,581
Broadcom, Inc., 3.187%, 11/15/2036 (n)	245,000	244,717
		$352,298
Emerging Market Quasi-Sovereign – 1.6%
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.25%, 11/13/2024	$200,000	$187,000
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025	200,000	207,624
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)	200,000	199,260
Petroleos Mexicanos, 5.95%, 1/28/2031	108,000	104,695
		$698,579

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 2.5%
Dominican Republic, 4.875%, 9/23/2032 (n)		$150,000	$153,002
Government of Indonesia, 6.375%, 4/15/2032	IDR	1,245,000,000	87,857
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		$138,000	150,528
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	4,753,000	115,553
Republic of Chile, 5%, 10/01/2028 (n)	CLP	60,000,000	71,759
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	100,000	112,673
Republic of Kenya, 8%, 5/22/2032		$200,000	220,860
Republic of Romania, 2%, 4/14/2033 (n)	EUR	69,000	76,194
Republic of South Africa, 8.25%, 3/31/2032	ZAR	1,732,000	102,834
			$1,091,260
Energy - Independent – 0.9%
Diamondback Energy, Inc., 4.4%, 3/24/2051		$60,000	$68,057
Energean Israel Finance Ltd., 4.875%, 3/30/2026		110,000	112,750
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		175,000	193,375
			$374,182
Energy - Integrated – 0.1%
Cenovus Energy, Inc., 3.75%, 2/15/2052		$50,000	$48,587
Financial Institutions – 2.3%
AerCap Ireland Capital DAC, 6.5%, 7/15/2025		$150,000	$173,910
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		195,000	207,134
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		195,000	201,100
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		194,000	193,503
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		200,000	200,000
			$975,647
Food & Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$92,491	$108,206
Bacardi Ltd., 5.15%, 5/15/2038 (n)		115,000	141,482
			$249,688
Gaming & Lodging – 0.7%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030		$118,000	$126,711
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031		45,000	48,537
Marriott International, Inc., 4.625%, 6/15/2030		63,000	71,975
Marriott International, Inc., 2.85%, 4/15/2031		61,000	61,780
			$309,003
Industrial – 0.5%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026		$200,000	$208,120
Insurance - Property & Casualty – 1.6%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025		$191,000	$207,864
Aon Corp., 4.5%, 12/15/2028		115,000	132,650
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028		283,000	322,997
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031 (n)		15,000	15,553
			$679,064
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 3.85%, 11/15/2027		$145,000	$161,689
Major Banks – 2.6%
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029		$61,000	$69,172
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 9/20/2070		200,000	219,500
Barclays PLC, 4.375%, 1/12/2026		200,000	223,188
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169		200,000	202,750
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031		81,000	84,269

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	$83,000	$95,536
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	200,000	202,040
		$1,096,455
Medical & Health Technology & Services – 2.0%
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050	$232,000	$216,032
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	271,543
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	89,000	106,512
Tower Health, 4.451%, 2/01/2050	270,000	241,609
		$835,696
Metals & Mining – 0.2%
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	$88,000	$88,526
Midstream – 3.1%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$263,000	$285,408
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039 (n)	81,000	80,235
Enbridge, Inc., 3.125%, 11/15/2029	150,000	159,986
Enbridge, Inc., 2.5%, 8/01/2033	170,000	170,659
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	200,000	196,895
MPLX LP, 4.5%, 4/15/2038	199,000	222,151
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	144,125
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	53,000	61,088
		$1,320,547
Mortgage-Backed – 0.0%
Fannie Mae, 6.5%, 4/01/2032	$11,090	$12,681
Fannie Mae, 3%, 2/25/2033 (i)	43,182	4,278
Fannie Mae, 5.5%, 9/01/2034	6,240	7,173
		$24,132
Municipals – 3.7%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$195,000	$207,363
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	283,397
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	177,000	226,773
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	350,000	347,221
Port Beaumont, TX, Industrial Development Authority Facility Taxable Rev. (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	245,000	240,758
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	5,000	4,887
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	75,000	72,469
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 4.55%, 7/01/2040	174,000	181,139
		$1,564,007
Natural Gas - Distribution – 0.5%
ENN Clean Energy International Investment Ltd., 3.375%, 5/12/2026 (n)	$200,000	$201,518
Oils – 0.5%
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)	$200,000	$219,802
Other Banks & Diversified Financials – 0.5%
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	$200,000	$202,500
Real Estate - Apartment – 0.2%
Mid-America Apartments LP, 2.75%, 3/15/2030	$82,000	$85,291
Real Estate - Office – 0.3%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$147,000	$146,791

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$65,000	$67,621
Specialty Stores – 0.1%
Nordstrom, Inc., 2.3%, 4/08/2024	$51,000	$51,004
Supranational – 0.8%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$340,000	$349,509
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT, 3.55%, 7/15/2027	$60,000	$65,382
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	200,000	196,442
Crown Castle International Corp., 4.15%, 7/01/2050	75,000	85,151
T-Mobile USA, Inc., 4.375%, 4/15/2040	173,000	199,325
		$546,300
Tobacco – 0.6%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$246,280
Transportation - Services – 0.5%
Delhi International Airport Ltd., 6.125%, 10/31/2026	$200,000	$201,000
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.77%, 4/01/2024	$7,368	$7,613
Small Business Administration, 4.99%, 9/01/2024	5,019	5,203
Small Business Administration, 4.86%, 1/01/2025	6,667	6,968
Small Business Administration, 4.625%, 2/01/2025	9,834	10,275
Small Business Administration, 5.11%, 8/01/2025	7,964	8,426
		$38,485
U.S. Treasury Obligations – 23.8%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$1,150,000	$1,033,023
U.S. Treasury Bonds, 2.375%, 11/15/2049	350,000	372,517
U.S. Treasury Notes, 1.625%, 12/15/2022	2,750,000	2,799,307
U.S. Treasury Notes, 0.125%, 12/31/2022	3,100,000	3,099,031
U.S. Treasury Notes, 0.25%, 9/30/2025	2,500,000	2,446,387
U.S. Treasury Notes, 0.875%, 6/30/2026	400,000	398,594
		$10,148,859
Utilities - Electric Power – 1.5%
FirstEnergy Corp., 5.35%, 7/15/2047	$270,000	$329,231
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	34,000	34,829
Pacific Gas & Electric Co., 3%, 6/15/2028	44,000	44,775
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	227,359
		$636,194
Total Bonds		$35,886,730
Investment Companies (h) – 14.1%
Bond Funds – 13.9%
MFS High Yield Pooled Portfolio (v)	639,916	$5,925,621
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.04% (v)	79,202	$79,202
Total Investment Companies		$6,004,823

Other Assets, Less Liabilities – 1.8%		776,343
Net Assets – 100.0%		$42,667,896

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,004,823 and $35,886,730, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,718,659, representing 27.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CLP	Chilean Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MYR	Malaysian Ringgit
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 9/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	438,795	EUR	370,272	JPMorgan Chase Bank N.A.	10/08/2021	$9,859
USD	87,579	IDR	1,253,787,979	Citibank N.A.	11/22/2021	402
USD	108,802	ZAR	1,608,571	Deutsche Bank AG	10/08/2021	2,037
						$12,298
Liability Derivatives
EUR	99,211	USD	117,191	HSBC Bank	10/08/2021	$(2,262)
EUR	106,106	USD	125,424	JPMorgan Chase Bank N.A.	10/08/2021	(2,507)
INR	8,247,000	USD	110,966	Goldman Sachs International	12/14/2021	(663)
MYR	473,000	USD	113,356	Barclays Bank PLC	12/09/2021	(705)
						$(6,137)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	2	$290,500	December – 2021	$5,312
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	18	$3,960,984	December – 2021	$(1,892)
U.S. Treasury Ultra Bond	Long	USD	15	2,865,938	December – 2021	(76,686)
						$(78,578)
At September 30, 2021, the fund had cash collateral of $100,628 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$10,187,344	$—	$10,187,344
Non - U.S. Sovereign Debt	—	2,139,348	—	2,139,348
Municipal Bonds	—	1,564,007	—	1,564,007
U.S. Corporate Bonds	—	6,960,273	—	6,960,273
Residential Mortgage-Backed Securities	—	213,855	—	213,855
Commercial Mortgage-Backed Securities	—	3,439,557	—	3,439,557
Asset-Backed Securities (including CDOs)	—	6,193,150	—	6,193,150
Foreign Bonds	—	5,189,196	—	5,189,196
Mutual Funds	6,004,823	—	—	6,004,823
Total	$6,004,823	$35,886,730	$—	$41,891,553
Other Financial Instruments
Futures Contracts – Assets	$5,312	$—	$—	$5,312
Futures Contracts – Liabilities	(78,578)	—	—	(78,578)
Forward Foreign Currency Exchange Contracts – Assets	—	12,298	—	12,298
Forward Foreign Currency Exchange Contracts – Liabilities	—	(6,137)	—	(6,137)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$6,184,285	$1,507,998	$1,738,776	$(386,742)	$358,856	$5,925,621
MFS Institutional Money Market Portfolio	517,217	28,926,993	29,365,008	—	—	79,202
	$6,701,502	$30,434,991	$31,103,784	$(386,742)	$358,856	$6,004,823
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$268,270	$—
MFS Institutional Money Market Portfolio	364	—
	$268,634	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.